Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	2,441,063	14,645,135	2,441,063	14,645,135	7,700,506	12,204,321
Diluted net income (loss) per share, common stock	$ (0.08)	$ 0.00	$ (0.10)	$ 0.00	$ (0.08)	$ 0.00
Nonredeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	3,457,807	3,457,807	3,457,807	3,457,807	3,189,105	3,457,807
Diluted net income (loss) per share, common stock	$ (0.08)	$ 0.00	$ (0.10)	$ 0.00	$ (0.08)	$ 0.00